PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	$ 28.1	$ 24.1
Mining properties, stripping costs capitalized	239.9	224.7
Mining properties, stripping costs capitalized during period	81.5	57.3
Mining properties, stripping costs, depreciation expense	66.3	47.4
Carrying amount of plant and equipment held under finance leases	9.1	0.2
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	$ 21.9	$ 22.4
Borrowing costs capitalized, weighted average interest rate	7.24%	7.16%